UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Intelligent Risk Growth Allocation Fund

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.9%

	EXCHANGE-TRADED FUNDS – 98.9%

	Commodity Funds – 8.2%

4,600	PowerShares DB Gold Fund, (3)	$193,338

	Equity Funds – 90.7%

3,587	iShares® Dow Jones U.S. Real Estate Index Fund	226,340

3,559	iShares® MSCI EAFE Index Fund	235,748

3,640	iShares® Russell 1000® Index Fund	367,458

4,401	iShares® Russell 2000® Index Fund	499,558

10,313	iShares® S&P North American Natural Resources Sector Index Fund	439,643

2,384	Vanguard FTSE Developed Markets ETF	98,030

6,257	Vanguard FTSE Emerging Markets ETF	259,540

240	Vanguard REIT ETF	15,720
	Total Equity Funds	2,142,037
	Total Exchange-Traded Funds (cost $2,110,232)	2,335,375
	Total Long-Term Investments (cost $2,110,232)	2,335,375

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%
14,676	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$14,676

	Total Short-Term Investments (cost $14,676)	14,676
	Total Investments (cost $2,124,908) – 99.5%	2,350,051
	Other Assets Less Liabilities – 0.5%	12,901
	Net Assets – 100%	$2,362,952

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	1

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Intelligent Risk Growth Allocation Fund (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$2,335,375	$—	$—	$2,335,375
Short-Term Investments:
Money Market Funds	14,676	—	—	14,676
Total	$2,350,051	$—	$—	$2,350,051

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $2,146,229.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$246,061
Depreciation	(42,239)
Net unrealized appreciation (depreciation) of investments	$203,822

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

2	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Intelligent Risk Moderate Allocation Fund

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.4%

	EXCHANGE-TRADED FUNDS – 99.4%

	Commodity Funds – 21.6%

11,335	PowerShares DB Commodity Index Tracking Fund, (3)	$289,156

5,432	PowerShares DB Gold Fund, (3)	228,307
	Total Commodity Funds	517,463

	Equity Funds – 58.3%

347	iShares® Dow Jones U.S. Real Estate Index Fund	21,896

3,273	iShares® MSCI EAFE Index Fund	216,803

3,134	iShares® Russell 1000® Index Fund	316,377

2,411	iShares® Russell 2000® Index Fund	273,673

4,679	iShares® S&P North American Natural Resources Sector Index Fund	199,466

1,238	Vanguard FTSE Developed Markets ETF	50,907

4,606	Vanguard FTSE Emerging Markets ETF	191,057

1,877	Vanguard REIT ETF	122,943
	Total Equity Funds	1,393,122

	Fixed Income Funds – 19.5%

4,279	iShares® Barclays 20+ Year Treasury Bond Fund	446,941

179	iShares® Barclays TIPS Bond Fund	19,978
	Total Fixed Income Funds	466,919
	Total Exchange-Traded Funds (cost $2,254,225)	2,377,504
	Total Long-Term Investments (cost $2,254,225)	2,377,504

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.5%

	Money Market Funds – 0.5%
12,138	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$12,138

	Total Short-Term Investments (cost $12,138)	12,138
	Total Investments (cost $2,266,363) – 99.9%	2,389,642
	Other Assets Less Liabilities – 0.1%	1,382
	Net Assets – 100%	$2,391,024

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	3

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Intelligent Risk Moderate Allocation Fund (continued)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$2,377,504	$—	$—	$2,377,504
Short-Term Investments:
Money Market Funds	12,138	—	—	12,138
Total	$2,389,642	$—	$—	$2,389,642

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $2,323,220.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$189,650
Depreciation	(123,228)
Net unrealized appreciation (depreciation) of investments	$66,422

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

4	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Intelligent Risk Conservative Allocation Fund

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.3%

	EXCHANGE-TRADED FUNDS – 99.3%

	Commodity Funds – 14.7%

5,205	PowerShares DB Commodity Index Tracking Fund, (3)	$132,779

1,488	PowerShares DB Gold Fund, (3)	62,541
	Total Commodity Funds	195,320

	Equity Funds – 27.9%

560	iShares® MSCI EAFE Index Fund	37,094

907	iShares® Russell 1000® Index Fund	91,562

650	iShares® Russell 2000® Index Fund	73,781

954	iShares® S&P North American Natural Resources Sector Index Fund	40,669

1,306	Vanguard FTSE Developed Markets ETF	53,703

1,772	Vanguard FTSE Emerging Markets ETF	73,503
	Total Equity Funds	370,312

	Fixed Income Funds – 56.7%

3,312	iShares® Barclays 1-3 Year Treasury Bond Fund	280,096

1,756	iShares® Barclays 20+ Year Treasury Bond Fund	183,414

2,377	iShares® S&P National AMT-Free Municipal Bond Fund	248,919

965	SPDR® Barclays Capital High Yield Bond Fund	39,324
	Total Fixed Income Funds	751,753
	Total Exchange-Traded Funds (cost $1,306,485)	1,317,385
	Total Long-Term Investments (cost $1,306,485)	1,317,385

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 2.7%

	Money Market Funds – 2.7%
36,415	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$36,415

	Total Short-Term Investments (cost $36,415)	36,415
	Total Investments (cost $1,342,900) – 102.0%	1,353,800
	Other Assets Less Liabilities – (2.0)%	(26,897)
	Net Assets – 100%	$1,326,903

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	5

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Intelligent Risk Conservative Allocation Fund (continued)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,317,385	$—	$—	$1,317,385
Short-Term Investments:
Money Market Funds	36,415	—	—	36,415
Total	$1,353,800	$—	$—	$1,353,800

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $1,358,539.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$57,377
Depreciation	(62,116)
Net unrealized appreciation (depreciation) of investments	$(4,739)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

6	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Value Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 7.0%

30,000	Alliant Techsystems Inc.	$3,636,900

207,000	Exelis Inc.	3,657,690

49,000	General Dynamics Corporation	4,491,340

37,000	L-3 Communications Holdings, Inc.	3,828,020

40,000	Northrop Grumman Corporation	4,507,200

53,000	Raytheon Company	4,700,040
	Total Aerospace & Defense	24,821,190

	Airlines – 1.2%

142,000	Delta Air Lines, Inc.	4,115,160

	Auto Components – 0.1%

7,200	Delphi Automotive PLC	421,560

	Automobiles – 1.5%

304,000	Ford Motor Company	5,192,320

	Capital Markets – 1.2%

39,000	Ameriprise Financial, Inc.	4,221,750

	Chemicals – 1.9%

131,000	Dow Chemical Company	5,116,860

20,000	LyondellBasell Industries NV	1,543,600
	Total Chemicals	6,660,460

	Commercial Banks – 5.6%

84,000	Comerica Incorporated	3,809,400

59,000	PNC Financial Services Group, Inc.	4,540,050

257,000	Wells Fargo & Company	11,313,140
	Total Commercial Banks	19,662,590

	Commercial Services & Supplies – 1.0%

191,000	R.R. Donnelley & Sons Company	3,533,500

	Communication Equipment – 3.1%

340,000	Cisco Systems, Inc.	7,225,000

59,000	Harris Corporation	3,806,090
	Total Communication Equipment	11,031,090

	Computers & Peripherals – 4.2%

2,000	Apple, Inc.	1,112,140

215,000	Hewlett-Packard Company	5,880,250

103,000	Lexmark International, Inc., Class A	3,643,110

57,000	Western Digital Corporation	4,277,280
	Total Computers & Peripherals	14,912,780

Nuveen Investments	7

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Value Fund (continued)

Shares	Description (1)	Value

	Construction & Engineering – 2.1%

124,000	AECOM Technology Corporation, (2)	$3,603,440

70,000	URS Corporation	3,637,900
	Total Construction & Engineering	7,241,340

	Consumer Finance – 3.9%

72,000	Capital One Financial Corporation	5,157,360

87,000	Discover Financial Services	4,637,100

150,000	SLM Corporation	3,997,500
	Total Consumer Finance	13,791,960

	Containers & Packaging – 2.0%

73,000	Avery Dennison Corporation	3,569,700

37,000	Rock-Tenn Company	3,493,540
	Total Containers & Packaging	7,063,240

	Diversified Consumer Services – 0.8%

42,000	Apollo Group, Inc., (2)	1,104,180

52,000	Devry, Inc.	1,848,080
	Total Diversified Consumer Services	2,952,260

	Diversified Financial Services – 1.7%

9,000	Berkshire Hathaway Inc., Class B, (2)	1,048,770

84,000	JPMorgan Chase & Co.	4,806,480
	Total Diversified Financial Services	5,855,250

	Diversified Telecommunication Services – 3.4%

18,000	AT&T Inc.	633,780

129,000	CenturyLink Inc.	3,960,300

759,000	Frontier Communications Corporation	3,552,120

23,000	Intelsat SA, (2)	497,490

422,000	Windstream Holdings Inc.	3,405,540
	Total Diversified Telecommunication Services	12,049,230

	Electronic Components – 0.5%

124,000	Vishay Intertechnology Inc., (2)	1,603,320

	Electronic Equipment & Instruments – 3.1%

74,000	Arrow Electronics, Inc., (2)	3,799,160

85,000	Avnet Inc.	3,391,500

69,000	Tech Data Corporation, (2)	3,576,960
	Total Electronic Equipment & Instruments	10,767,620

	Energy Equipment & Services – 0.2%

23,000	Patterson-UTI Energy, Inc.	536,130

	Food & Staples Retailing – 1.1%

68,000	Walgreen Co.	4,025,600

	Health Care Equipment & Supplies – 2.7%

102,000	Medtronic, Inc.	5,846,640

65,000	Saint Jude Medical Inc.	3,797,300
	Total Health Care Equipment & Supplies	9,643,940

	Health Care Providers & Services – 6.7%

68,000	Cardinal Health, Inc.	4,392,800

8	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

50,000	CIGNA Corporation	$4,372,500

21,000	McKesson HBOC Inc.	3,483,690

89,000	UnitedHealth Group Incorporated	6,628,720

52,000	Wellpoint Inc.	4,829,760
	Total Health Care Providers & Services	23,707,470

	Hotels, Restaurants & Leisure – 0.7%

167,000	Penn National Gaming, Inc., (2)	2,411,480

	Household Durables – 1.1%

26,000	Whirlpool Corporation	3,971,760

	Household Products – 1.7%

37,000	Energizer Holdings Inc.	4,082,950

23,000	Procter & Gamble Company	1,937,060
	Total Household Products	6,020,010

	Industrial Conglomerates – 1.1%

143,000	General Electric Company	3,812,380

	Insurance – 9.9%

62,000	American Financial Group Inc.	3,574,920

63,000	Aspen Insurance Holdings Limited	2,546,460

61,000	Assurant Inc.	3,961,340

20,000	Chubb Corporation	1,929,000

65,000	Lincoln National Corporation	3,336,450

38,000	PartnerRe Limited	3,910,200

49,000	Reinsurance Group of America Inc.	3,674,020

37,000	RenaisasnceRE Holdings, Limited	3,503,900

48,000	Travelers Companies, Inc.	4,355,520

118,000	Unum Group	3,961,260
	Total Insurance	34,753,070

	IT Services – 1.1%

164,000	Booz Allen Hamilton Holding Corporation	2,868,360

17,000	Computer Sciences Corporation	894,540
	Total IT Services	3,762,900

	Machinery – 5.2%

64,000	AGCO Corporation	3,729,920

62,000	Caterpillar Inc.	5,245,200

40,000	Dover Corporation	3,629,600

77,000	Oshkosh Truck Corporation	3,753,750

15,000	Parker Hannifin Corporation	1,767,600
	Total Machinery	18,126,070

	Media – 5.3%

3,000	Charter Communications, Inc., Class A, (2)	405,300

4,300	DirecTV, (2)	284,273

138,000	Gannett Company Inc.	3,734,280

6,000	Graham Holdings Company	4,041,000

27,000	Liberty Media Corporation, (2)	4,143,420

Nuveen Investments	9

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Value Fund (continued)

Shares	Description (1)	Value

	Media (continued)

180,000	Regal Entertainment Group, Class A	$3,506,400

38,000	Walt Disney Company	2,680,520
	Total Media	18,795,193

	Multiline Retail – 2.6%

48,000	Big Lots, Inc., (2)	1,839,840

71,000	Macy’s, Inc.	3,781,460

57,000	Target Corporation	3,644,010
	Total Multiline Retail	9,265,310

	Office Electronics – 1.2%

362,000	Xerox Corporation	4,119,560

	Oil, Gas & Consumable Fuels – 5.8%

54,000	Apache Corporation	4,940,460

158,000	Chesapeake Energy Corporation	4,245,460

18,000	Chevron Corporation	2,203,920

97,000	Exxon Mobil Corporation	9,067,560
	Total Oil, Gas & Consumable Fuels	20,457,400

	Paper & Forest Products – 2.1%

43,000	Domtar Corporation	3,676,930

77,000	International Paper Company	3,592,050
	Total Paper & Forest Products	7,268,980

	Pharmaceuticals – 0.9%

21,000	Johnson & Johnson	1,987,860

40,000	Pfizer Inc.	1,269,200
	Total Pharmaceuticals	3,257,060

	Semiconductors & Equipment – 1.7%

59,000	Intel Corporation	1,406,560

254,000	Marvell Technology Group Ltd.	3,614,420

66,096	NVIDIA Corporation	1,031,098
	Total Semiconductors & Equipment	6,052,078

	Software – 0.3%

30,378	Microsoft Corporation	1,158,313

	Specialty Retail – 3.1%

96,000	Best Buy Co., Inc.	3,892,800

75,000	GameStop Corporation	3,618,750

225,000	Staples, Inc.	3,494,250
	Total Specialty Retail	11,005,800

	Trading Companies & Distributors – 1.0%

112,000	MRC Global Inc., (2)	3,426,080
	Total Long-Term Investments (cost $307,189,319)	351,473,204
	Other Assets Less Liabilities – 0.2%	807,384
	Net Assets – 100%	$352,280,588

10	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$351,473,204	$—	$—	$351,473,204

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $310,059,876.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$45,488,748
Depreciation	(4,075,420)
Net unrealized appreciation (depreciation) of investments	$41,413,328

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	11

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Concentrated Core Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.2%

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 14.5%

1,300	Boeing Company	$174,525

1,500	Northrop Grumman Corporation	169,020

2,000	Raytheon Company	177,360
	Total Aerospace & Defense	520,905

	Auto Components – 4.9%

3,000	Delphi Automotive PLC	175,650

	Automobiles – 4.9%

10,200	Ford Motor Company	174,216

	Computers & Peripherals – 10.1%

6,900	Hewlett-Packard Company	188,715

2,300	Western Digital Corporation	172,592
	Total Computers & Peripherals	361,307

	Consumer Finance – 9.7%

2,400	Capital One Financial Corporation	171,912

3,300	Discover Financial Services	175,890
	Total Consumer Finance	347,802

	Health Care Providers & Services – 19.1%

2,400	AmerisourceBergen Corporation	169,272

2,700	Cardinal Health, Inc.	174,420

2,300	UnitedHealth Group Incorporated	171,304

1,800	Wellpoint Inc.	167,184
	Total Health Care Providers & Services	682,180

	Media – 9.8%

2,600	DirecTV, (2)	171,886

1,300	Time Warner Cable, Class A	179,686
	Total Media	351,572

	Multiline Retail – 9.7%

3,300	Macy’s, Inc.	175,758

2,700	Target Corporation	172,611
	Total Multiline Retail	348,369

	Oil, Gas & Consumable Fuels – 5.0%

6,600	Chesapeake Energy Corporation	177,342

	Pharmaceuticals – 4.6%

3,300	Eli Lilly and Company	165,726

	Software – 4.9%

4,600	Microsoft Corporation	175,398
	Total Long-Term Investments (cost $3,225,388)	3,480,467
	Other Assets Less Liabilities – 2.8%	101,636
	Net Assets – 100%	$3,582,103

12	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,480,467	$—	$—	$3,480,467

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $3,226,740.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$265,376
Depreciation	(11,649)
Net unrealized appreciation (depreciation) of investments	$253,727

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	13

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Core Dividend Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 5.1%

700	Boeing Company	$93,975

2,700	Exelis Inc.	47,709

600	Huntington Ingalls Industries Inc.	49,338

100	L-3 Communications Holdings, Inc.	10,346

600	Northrop Grumman Corporation	67,608

400	Raytheon Company	35,472
	Total Aerospace & Defense	304,448

	Air Freight & Logistics – 0.7%

400	United Parcel Service, Inc., Class B	40,952

	Airlines – 0.8%

100	Copa Holdings SA	15,142

1,700	Southwest Airlines Co.	31,603
	Total Airlines	46,745

	Auto Components – 0.5%

500	Delphi Automotive PLC	29,275

	Automobiles – 2.1%

4,700	Ford Motor Company	80,276

800	Thor Industries, Inc.	43,256
	Total Automobiles	123,532

	Beverages – 3.2%

600	Coca-Cola Company	24,114

1,300	Dr. Pepper Snapple Group	62,738

1,200	PepsiCo, Inc.	101,352
	Total Beverages	188,204

	Capital Markets – 4.9%

600	Ameriprise Financial, Inc.	64,950

3,200	Ares Capital Corporation	58,816

1,000	Artisan Partners Asset Management Inc.	61,720

1,400	LPL Investments Holdings Inc.	60,018

700	Waddell & Reed Financial, Inc., Class A	44,611
	Total Capital Markets	290,115

	Chemicals – 2.4%

1,900	Dow Chemical Company	74,214

900	LyondellBasell Industries NV	69,462
	Total Chemicals	143,676

	Commercial Banks – 0.4%

200	PNC Financial Services Group, Inc.	15,390

200	Wells Fargo & Company	8,804
	Total Commercial Banks	24,194

14	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies – 3.0%

2,100	KAR Auction Services Inc.	$57,939

1,600	Covanta Holding Corporation	28,640

1,300	Pitney Bowes Inc.	30,121

3,300	R.R. Donnelley & Sons Company	61,050
	Total Commercial Services & Supplies	177,750

	Communications Equipment – 2.5%

4,500	Cisco Systems, Inc.	95,625

800	Harris Corporation	51,608
	Total Communications Equipment	147,233

	Computers & Peripherals – 7.6%

400	Apple, Inc.	222,428

3,000	Hewlett-Packard Company	82,050

1,700	Lexmark International, Inc., Class A	60,129

1,500	NetApp, Inc.	61,875

300	Western Digital Corporation	22,512
	Total Computers & Peripherals	448,994

	Consumer Finance – 0.2%

400	SLM Corporation	10,660

	Containers & Packaging – 2.9%

300	Avery Dennison Corporation	14,670

500	Greif Inc.	27,475

900	Packaging Corp. of America	55,134

600	Silgan Holdings, Inc.	28,050

1,200	Sonoco Products Company	48,072
	Total Containers & Packaging	173,401

	Diversified Consumer Services – 0.3%

600	H & R Block Inc.	16,734

	Diversified Financial Services – 0.2%

200	JPMorgan Chase & Co.	11,444

	Diversified Telecommunication Services – 4.9%

2,100	CenturyLink Inc.	64,470

13,000	Frontier Communications Corporation	60,840

2,100	Verizon Communications Inc.	104,202

7,500	Windstream Holdings Inc.	60,525
	Total Diversified Telecommunication Services	290,037

	Food & Staples Retailing – 2.0%

1,100	Safeway Inc.	38,467

1,300	Walgreen Co.	76,960
	Total Food & Staples Retailing	115,427

	Food Products – 1.2%

1,400	General Mills, Inc.	70,602

	Health Care Equipment & Supplies – 1.8%

300	Becton, Dickinson and Company	32,577

600	Hill Rom Holdings Inc.	24,846

Nuveen Investments	15

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Core Dividend Fund (continued)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

100	Medtronic, Inc.	$5,732

700	Saint Jude Medical Inc.	40,894
	Total Health Care Equipment & Supplies	104,049

	Health Care Providers & Services – 1.7%

300	Cardinal Health, Inc.	19,380

1,100	UnitedHealth Group Incorporated	81,928
	Total Health Care Providers & Services	101,308

	Hotels, Restaurants & Leisure – 5.8%

1,300	Brinker International Inc.	61,139

3,200	International Game Technology	55,968

600	Las Vegas Sands	43,008

800	Six Flags Entertainment Corporation	29,768

6,600	The Wendy’s Company	56,826

400	Wyndham Worldwide Corporation	28,684

400	Wynn Resorts Ltd	66,348
	Total Hotels, Restaurants & Leisure	341,741

	Household Durables – 1.7%

1,600	Leggett and Platt Inc.	48,336

600	Tupperware Corporation	54,804
	Total Household Durables	103,140

	Household Products – 2.0%

400	Energizer Holdings Inc.	44,140

500	Kimberly-Clark Corporation	54,580

200	Procter & Gamble Company	16,844
	Total Household Products	115,564

	Industrial Conglomerates – 0.5%

1,100	General Electric Company	29,326

	Insurance – 0.5%

300	PartnerRe Limited	30,870

	IT Services – 2.2%

1,400	Broadridge Financial Solutions, Inc.	53,410

500	Leidos Holdings Inc.	24,315

3,100	Western Union Company	51,677
	Total IT Services	129,402

	Leisure Equipment & Products – 0.5%

700	Mattel, Inc.	32,389

	Machinery – 2.8%

200	Cummins Inc.	26,472

800	Deere & Company	67,392

100	Dover Corporation	9,074

600	IDEX Corporation	42,798

400	Kennametal Inc.	18,992
	Total Machinery	164,728

16	Nuveen Investments

Shares	Description (1)	Value

	Media – 8.5%

3,800	Cablevision Systems Corporation	$63,726

1,800	Cinemark Holdings Inc.	59,382

1,500	Gannett Company Inc.	40,590

25	Graham Holdings Company	16,838

3,500	Interpublic Group Companies, Inc.	60,900

900	Omnicom Group, Inc.	64,305

3,000	Regal Entertainment Group, Class A	58,440

500	Time Warner Cable, Class A	69,110

900	Viacom Inc., Class B	72,153
	Total Media	505,444

	Multiline Retail – 1.9%

900	Macy’s, Inc.	47,934

1,000	Target Corporation	63,930
	Total Multiline Retail	111,864

	Office Electronics – 1.0%

5,000	Xerox Corporation	56,900

	Oil, Gas & Consumable Fuels – 3.6%

2,400	Chesapeake Energy Corporation	64,488

100	Chevron Corporation	12,244

1,100	CVTR Energy Inc.	43,428

800	Exxon Mobil Corporation	74,784

700	PBF Energy Inc.	20,195
	Total Oil, Gas & Consumable Fuels	215,139

	Paper & Forest Products – 1.8%

600	Domtar Corporation	51,306

1,200	International Paper Company	55,980
	Total Paper & Forest Products	107,286

	Personal Products – 1.1%

900	Herbalife, Limited	62,712

	Pharmaceuticals – 4.1%

1,700	AbbVie Inc.	82,365

300	Johnson & Johnson	28,398

1,500	Merck & Company Inc.	74,745

1,700	Pfizer Inc.	53,941
	Total Pharmaceuticals	239,449

	Real Estate Investment Trust – 0.9%

1,300	American Capital Agency Corporation	26,494

1,000	Annaly Capital Management Inc.	10,160

700	Hospitality Properties Trust	19,019
	Total Real Estate Investment Trust	55,673

	Road & Rail – 1.1%

400	Union Pacific Corporation	64,816

	Semiconductors & Equipment – 0.9%

600	Intel Corporation	14,304

2,600	NVIDIA Corporation	40,560
	Total Semiconductors & Equipment	54,864

Nuveen Investments	17

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Core Dividend Fund (continued)

Shares	Description (1)	Value

	Software – 4.8%

1,900	CA Inc.	$62,700

4,200	Microsoft Corporation	160,146

900	Oracle Corporation	31,761

1,400	Symantec Corporation	31,486
	Total Software	286,093

	Specialty Retail – 2.3%

600	Best Buy Co., Inc.	24,330

1,000	GameStop Corporation	48,250

1,000	Gap, Inc.	40,970

200	Home Depot, Inc.	16,134

100	L Brands Inc.	6,499
	Total Specialty Retail	136,183

	Tobacco – 3.5%

2,200	Altria Group, Inc.	81,356

400	Lorillard Inc.	20,532

1,200	Philip Morris International	102,648
	Total Tobacco	204,536
	Total Long-Term Investments (cost $5,647,494)	5,906,899
	Other Assets Less Liabilities – 0.1%	6,434
	Net Assets – 100%	$5,913,333

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,906,899	$—	$—	$5,906,899

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

18	Nuveen Investments

As of November 30, 2013, the cost of investments was $5,648,431.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$294,902
Depreciation	(36,434)
Net unrealized appreciation (depreciation) of investments	$258,468

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Investments	19

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Market Neutral Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 78.5%

	COMMON STOCKS – 78.5%

	Aerospace & Defense – 5.2%

1,300	Alliant Techsystems Inc.	$157,599

1,400	Boeing Company	187,950

9,300	Exelis Inc.	164,331

2,300	Huntington Ingalls Industries Inc.	189,129

1,300	L-3 Communications Holdings, Inc.	134,498

1,900	Raytheon Company	168,492
	Total Aerospace & Defense	1,001,999

	Airlines – 0.9%

9,100	Southwest Airlines Co.	169,169

	Auto Components – 3.6%

1,600	BorgWarner Inc.	171,472

3,000	Delphi Automotive PLC	175,650

2,300	Lear Corporation	190,693

2,100	Visteon Corporation, (2)	165,144
	Total Auto Components	702,959

	Automobiles – 1.6%

8,300	Ford Motor Company	141,764

3,100	Thor Industries, Inc.	167,617
	Total Automobiles	309,381

	Beverages – 1.2%

2,700	Coca Cola Enterprises Inc.	113,238

2,400	Dr. Pepper Snapple Group	115,824
	Total Beverages	229,062

	Biotechnology – 1.8%

6,500	Myriad Genetics Inc., (2)	193,375

1,800	United Therapeutics Corporation, (2)	166,158
	Total Biotechnology	359,533

	Capital Markets – 0.9%

2,900	Waddell & Reed Financial, Inc., Class A	184,817

	Commercial Services & Supplies – 0.7%

7,700	R.R. Donnelley & Sons Company	142,450

	Communications Equipment – 2.2%

18,200	Brocade Communications Systems Inc., (2)	159,978

5,000	Cisco Systems, Inc.	106,250

2,500	Harris Corporation	161,275
	Total Communications Equipment	427,503

20	Nuveen Investments

Shares	Description (1)	Value

	Computers & Peripherals – 3.7%

6,600	Hewlett-Packard Company	$180,510

4,900	Lexmark International, Inc., Class A	173,313

4,600	NetApp, Inc.	189,750

2,300	Western Digital Corporation	172,592
	Total Computers & Peripherals	716,165

	Construction & Engineering – 2.7%

6,100	AECOM Technology Corporation, (2)	177,266

2,300	Fluor Corporation	178,963

3,300	URS Corporation	171,501
	Total Construction & Engineering	527,730

	Containers & Packaging – 3.8%

3,400	Avery Dennison Corporation	166,260

2,100	Greif Inc.	115,395

2,600	Packaging Corp. of America	159,276

1,400	Rock-Tenn Company	132,188

3,500	Silgan Holdings, Inc.	163,625
	Total Containers & Packaging	736,744

	Diversified Consumer Services – 0.5%

3,600	H & R Block Inc.	100,404

	Diversified Telecommunication Services – 1.8%

33,700	Frontier Communications Corporation	157,716

23,300	Windstream Holdings Inc.	188,031
	Total Diversified Telecommunication Services	345,747

	Electrical Equipment – 0.9%

5,200	Babcock & Wilcox Company	168,844

	Electronic Equipment & Instruments – 3.2%

3,200	Arrow Electronics, Inc., (2)	164,288

3,800	Avnet Inc.	151,620

2,500	Jabil Circuit Inc.	50,675

3,100	Tech Data Corporation, (2)	160,704

7,700	Vishay Intertechnology Inc., (2)	99,561
	Total Electronic Equipment & Instruments	626,848

	Energy Equipment & Services – 0.6%

5,000	Patterson-UTI Energy, Inc.	116,550

	Health Care Equipment & Supplies – 2.8%

1,400	Becton, Dickinson and Company	152,026

4,000	Hill Rom Holdings Inc.	165,640

2,800	Saint Jude Medical Inc.	163,576

800	Varian Medical Systems, Inc., (2)	62,440
	Total Health Care Equipment & Supplies	543,682

	Health Care Providers & Services – 2.6%

2,300	Cardinal Health, Inc.	148,580

900	CIGNA Corporation	78,705

2,500	UnitedHealth Group Incorporated	186,200

1,000	Wellpoint Inc.	92,880
	Total Health Care Providers & Services	506,365

Nuveen Investments	21

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Market Neutral Fund (continued)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 5.9%

2,600	Bally Technologies, Inc., (2)	$193,882

4,000	Brinker International Inc.	188,120

1,700	Dominos Pizza Inc.	117,521

2,600	Hyatt Hotels Corporation, Class A, (2)	125,762

5,600	International Game Technology	97,944

7,200	MGM Resorts International Inc., (2)	138,168

2,300	Wyndham Worldwide Corporation	164,933

700	Wynn Resorts Ltd	116,109
	Total Hotels, Restaurants & Leisure	1,142,439

	Household Durables – 1.6%

1,800	Tupperware Corporation	164,412

900	Whirlpool Corporation	137,484
	Total Household Durables	301,896

	Household Products – 0.8%

1,500	Energizer Holdings Inc.	165,525

	Insurance – 3.4%

2,200	American Financial Group Inc.	126,852

3,000	Aspen Insurance Holdings Limited	121,260

1,200	PartnerRe Limited	123,480

1,300	RenaisasnceRE Holdings, Limited	123,110

4,800	Unum Group	161,136
	Total Insurance	655,838

	Internet Software & Services – 1.0%

3,300	VeriSign, Inc., (2)	187,638

	IT Services – 3.0%

6,000	Booz Allen Hamilton Holding	104,940

4,500	Broadridge Financial Solutions, Inc.	171,675

2,300	Computer Sciences Corporation	121,026

2,800	Gartner Inc., (2)	181,020
	Total IT Services	578,661

	Machinery – 3.7%

3,100	AGCO Corporation	180,668

1,800	Dover Corporation	163,332

3,800	Kennametal Inc.	180,424

3,800	Oshkosh Truck Corporation	185,250
	Total Machinery	709,674

	Media – 5.0%

2,500	DirecTV, (2)	165,275

5,800	Gannett Company Inc.	156,948

200	Graham Holdings Company	134,700

2,600	Interpublic Group Companies, Inc.	45,240

5,100	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	144,228

2,600	Regal Entertainment Group, Class A	50,648

1,400	Time Warner Cable, Class A	193,508

900	Viacom Inc., Class B	72,153
	Total Media	962,700

22	Nuveen Investments

Shares	Description (1)			Value

	Multiline Retail – 1.3%

3,100	Big Lots, Inc., (2)			$118,823

2,400	Macy’s, Inc.			127,824
	Total Multiline Retail			246,647

	Office Electronics – 0.9%

15,900	Xerox Corporation			180,942

	Oil, Gas & Consumable Fuels – 1.5%

7,100	Chesapeake Energy Corporation			190,777

800	Denbury Resources Inc., (2)			13,344

1,400	Whiting Petroleum Corporation, (2)			84,560
	Total Oil, Gas & Consumable Fuels			288,681

	Paper & Forest Products – 0.8%

1,800	Domtar Corporation			153,918

	Personal Products – 1.0%

2,700	Herbalife, Limited			188,136

	Pharmaceuticals – 1.9%

1,500	Jazz Pharmaceuticals, Inc., (2)			175,380

8,300	Marvell Technology Group Ltd.			118,109

5,100	NVIDIA Corporation			79,560
	Total Pharmaceuticals			373,049

	Software – 2.6%

5,200	CA Inc.			171,600

5,000	Microsoft Corporation			190,650

4,300	Oracle Corporation			151,747
	Total Software			513,997

	Specialty Retail – 2.6%

4,500	Best Buy Co., Inc.			182,475

2,300	GameStop Corporation			110,975

3,900	Gap, Inc.			159,783

2,700	Staples, Inc.			41,931
	Total Specialty Retail			495,164

	Trading Companies & Distributors – 0.8%

5,200	MRC Global Inc., (2)			159,068
	Total Long-Term Investments (cost $13,729,033)			15,219,925

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 70.0%

	REPURCHASE AGREEMENTS – 70.0%

$13,569	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/13, repurchase price $13,569,365, collateralized by $14,160,000 U.S. Treasury Notes, 0.625%, due 4/30/18, value $13,841,400	0.000%	12/02/13	$13,569,365

	Total Short-Term Investments (cost $13,569,365)			13,569,365
	Total Investments (cost $27,298,398) – 148.5%			28,789,290

Nuveen Investments	23

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Market Neutral Fund (continued)

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (74.7)% (3)

	Aerospace & Defense – (1.6)%

(500)	Precision Castparts Corporation	$(129,225)

(5,500)	Textron Inc.	(182,765)
	Total Aerospace & Defense	(311,990)

	Automobiles – (0.7)%

(1,100)	Tesla Motors Inc., (2)	(140,008)

	Beverages – (1.4)%

(2,100)	Beam Inc.	(141,813)

(1,800)	Constellation Brands, Inc., Class A, (2)	(126,738)
	Total Beverages	(268,551)

	Biotechnology – (1.6)%

(2,400)	BioMarin Pharmaceutical Inc., (2)	(168,912)

(2,200)	Medivation, Inc., (2)	(138,622)
	Total Biotechnology	(307,534)

	Capital Markets – (0.8)%

(2,600)	Northern Trust Corporation	(153,374)

	Chemicals – (1.4)%

(1,600)	FMC Corporation	(116,576)

(3,900)	RPM International, Inc.	(154,440)
	Total Chemicals	(271,016)

	Commercial Banks – (2.1)%

(1,800)	Bank of Hawaii Corporation	(106,470)

(13,200)	First Horizon National Corporation	(147,972)

(14,800)	Valley National Bancorp.	(150,220)
	Total Commercial Banks	(404,662)

	Commercial Services & Supplies – (1.2)%

(3,400)	Copart Inc., (2)	(117,062)

(4,000)	Rollins Inc.	(112,520)
	Total Commercial Services & Supplies	(229,582)

	Communications Equipment – (3.2)%

(12,000)	JDS Uniphase Corporation, (2)	(145,680)

(1,700)	Motorola Solutions Inc.	(111,996)

(3,800)	Palo Alto Networks, Incorporated, (2)	(189,810)

(9,800)	Riverbed Technology, Inc., (2)	(169,540)
	Total Communications Equipment	(617,026)

	Computers & Peripherals – (1.7)%

(4,900)	NCR Corporation, (2)	(171,255)

(1,300)	Stratasys, Inc., (2)	(153,101)
	Total Computers & Peripherals	(324,356)

	Construction & Engineering – (1.7)%

(2,300)	Chicago Bridge & Iron Company N.V.	(176,364)

(5,000)	Quanta Services Incorporated, (2)	(148,050)
	Total Construction & Engineering	(324,414)

24	Nuveen Investments

Shares	Description (1)	Value

	Construction Materials – (1.6)%

(2,200)	Eagle Materials Inc.	$(171,600)

(2,500)	Vulcan Materials Company	(140,925)
	Total Construction Materials	(312,525)

	Diversified Financial Services – (0.6)%

(530)	IntercontinentalExchange Group Inc.	(113,044)

	Electric Utilities – (3.5)%

(1,600)	Duke Energy Corporation	(111,936)

(3,800)	Hawaiian Electric Industries	(96,178)

(1,300)	NextEra Energy Inc.	(109,967)

(2,800)	OGE Energy Corp.	(96,376)

(7,900)	Pepco Holdings, Inc.	(150,732)

(3,000)	Southern Company	(121,890)
	Total Electric Utilities	(687,079)

	Electronic Equipment & Instruments – (2.6)%

(2,200)	IPG Photonics Corporation, (2)	(159,544)

(5,500)	National Instruments Corporation	(171,930)

(5,400)	Trimble Navigation Limited, (2)	(172,260)
	Total Electronic Equipment & Instruments	(503,734)

	Energy Equipment & Services – (2.4)%

(2,500)	Dresser Rand Group, Inc., (2)	(141,100)

(22,400)	McDermott International Inc., (2)	(182,560)

(2,500)	Tidewater Inc.	(142,600)
	Total Energy Equipment & Services	(466,260)

	Food Products – (2.4)%

(1,200)	Flowers Foods Inc.	(26,076)

(3,300)	Hormel Foods Corporation	(148,566)

(2,100)	McCormick & Company, Incorporated	(144,900)

(4,600)	Mondelez International Inc.	(154,238)
	Total Food Products	(473,780)

	Gas Utilities – (0.7)%

(2,200)	ONEOK, Inc.	(127,754)

	Health Care Equipment & Supplies – (1.7)%

(7,600)	Hologic Inc., (2)	(170,164)

(1,600)	Teleflex Inc.	(157,296)
	Total Health Care Equipment & Supplies	(327,460)

	Health Care Providers & Services – (1.8)%

(5,300)	Brookdale Senior Living Inc., (2)	(154,548)

(2,400)	Health Management Associates Inc., (2)	(31,416)

(3,700)	Tenet Healthcare Corporation, (2)	(159,655)
	Total Health Care Providers & Services	(345,619)

	Health Care Technology – (0.7)%

(8,500)	Allscripts Healthcare Solutions Inc., (2)	(126,990)

	Hotels, Restaurants & Leisure – (0.9)%

(5,100)	Norwegian Cruise Line Holdings Limited, (2)	(173,910)

Nuveen Investments	25

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Market Neutral Fund (continued)

Shares	Description (1)	Value

	Household Durables – (3.5)%

(9,000)	D.R. Horton, Inc.	$(178,920)

(5,100)	Lennar Corporation, Class A	(182,376)

(6,500)	Taylor Morrison, (2)	(142,025)

(5,200)	Toll Brothers Inc., (2)	(177,320)
	Total Household Durables	(680,641)

	Independent Power Producers & Energy Traders – (0.9)%

(9,100)	Calpine Corporation, (2)	(172,081)

	Internet & Catalog Retail – (0.6)%

(300)	Amazon.com, Inc., (2)	(118,086)

	Internet Software & Services – (1.4)%

(1,000)	Equinix Inc., (2)	(160,700)

(3,100)	Rack space Hosting Inc., (2)	(118,451)
	Total Internet Software & Services	(279,151)

	IT Services – (2.3)%

(1,400)	Cognizant Technology Solutions Corporation, Class A, (2)	(131,446)

(2,400)	Global Payments Inc.	(151,320)

(6,400)	VeriFone Holdings Inc., (2)	(163,904)
	Total IT Services	(446,670)

	Machinery – (1.7)%

(3,800)	Navistar International Corporation, (2)	(152,722)

(300)	Pentair Limited	(21,216)

(4,300)	Xylem Inc.	(148,608)
	Total Machinery	(322,546)

	Metals & Mining – (2.2)%

(1,000)	Nucor Corporation	(51,060)

(5,300)	Southern Copper Corporation	(133,030)

(9,400)	Tahoe Resources Inc., (2)	(167,132)

(2,800)	United States Steel Corporation	(75,068)
	Total Metals & Mining	(426,290)

	Multiline Retail – (1.6)%

(17,500)	J.C. Penney Company, Inc., (2)	(178,325)

(2,200)	Sears Holding Corporation, (2)	(139,766)
	Total Multiline Retail	(318,091)

	Multi-Utilities – (2.1)%

(2,300)	Consolidated Edison, Inc.	(126,983)

(2,600)	Dominion Resources, Inc.	(168,766)

(3,400)	NiSource Inc.	(107,508)
	Total Multi-Utilities	(403,257)

	Oil, Gas & Consumable Fuels – (6.1)%

(4,500)	Cheniere Energy Inc., (2)	(178,155)

(7,400)	Cobalt International Energy, Inc., (2)	(164,502)

(3,500)	CONSOL Energy Inc.	(124,530)

(700)	Laredo Petroleum Holdings Inc., (2)	(18,893)

(2,200)	Range Resources Corporation	(170,830)

26	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

(3,900)	Southwestern Energy Company, (2)	$(150,774)

(4,100)	Spectra Energy Corporation	(137,555)

(1,700)	Teekay Shipping Corporation	(75,225)

(4,700)	Williams Companies, Inc.	(165,534)
	Total Oil, Gas & Consumable Fuels	(1,185,998)

	Pharmaceuticals – (0.9)%

(4,400)	Hospira Inc., (2)	(172,964)

	Real Estate Management & Development – (0.4)%

(4,500)	Forest City Enterprises, Inc., (2)	(87,750)

	Road & Rail – (1.4)%

(1,400)	Genesee & Wyoming Inc., (2)	(134,680)

(1,200)	Kansas City Southern Industries	(145,224)
	Total Road & Rail	(279,904)

	Semiconductors & Equipment – (3.5)%

(8,100)	Applied Materials, Inc.	(140,130)

(2,600)	Avago Technologies Limited	(116,298)

(4,100)	Linear Technology Corporation	(174,455)

(2,600)	Microchip Technology Incorporated	(112,554)

(8,500)	Teradyne Inc., (2)	(144,755)
	Total Semiconductors & Equipment	(688,192)

	Software – (1.0)%

(800)	Concur Technologies, Inc., (2)	(77,672)

(400)	NetSuite Inc., (2)	(38,432)

(5,300)	Nuance Communications, Inc., (2)	(71,656)
	Total Software	(187,760)

	Specialty Retail – (3.4)%

(3,500)	CarMax, Inc., (2)	(176,225)

(3,200)	Sally Beauty Holdings Inc., (2)	(90,048)

(1,900)	Signet Jewelers Limited	(145,996)

(1,600)	Tractor Supply Company	(117,136)

(1,100)	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	(139,634)
	Total Specialty Retail	(669,039)

	Textiles, Apparel & Luxury Goods – (1.5)%

(1,300)	PVH Corporation	(174,096)

(1,500)	Under Armour, Inc., (2)	(121,050)
	Total Textiles, Apparel & Luxury Goods	(295,146)

	Thrifts & Mortgage Finance – (0.8)%

(13,000)	TFS Financial Corporation, (2)	(152,360)

	Trading Companies & Distributors – (0.9)%

(3,600)	Fastenal Company	(167,508)

	Water Utilities – (1.3)%

(1,800)	American Water Works Company	(76,230)

(7,000)	Aqua America Inc.	(168,490)
	Total Water Utilities	(244,720)

Nuveen Investments	27

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Market Neutral Fund (continued)

Shares	Description (1)	Value

	Wireless Telecommunication Services – (0.9)%

(2,300)	Crown Castle International Corporation, (2)	$(170,729)
	Total Common Stocks Sold Short (proceeds $13,772,645)	(14,479,551)
	Other Assets Less Liabilities – 26.2%	5,075,129
	Net Assets – 100%	$19,384,868

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$15,219,925	$—	$—	$15,219,925
Short-Term Investments:
Repurchase Agreements	—	13,569,365	—	13,569,365
Common Stocks Sold Short	(14,479,551)	—	—	(14,479,551)
Total	$740,374	$13,569,365	$—	$14,309,739

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments (excluding common stocks sold short) was $27,323,760.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$1,574,555
Depreciation	(109,025)
Net unrealized appreciation (depreciation) of investments	$1,465,530

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, cash and long-term investments with a value of $19,070,647 have been pledged as collateral for Common Stocks Sold Short.

28	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.0%

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 6.5%

1,800	Boeing Company	$241,650

8,300	Exelis Inc.	146,661

2,000	Huntington Ingalls Industries Inc.	164,460

1,300	L-3 Communications Holdings, Inc.	134,498

1,500	Northrop Grumman Corporation	169,020

2,000	Raytheon Company	177,360
	Total Aerospace & Defense	1,033,649

	Airlines – 1.0%

8,900	Southwest Airlines Co.	165,451

	Auto Components – 3.1%

3,000	Delphi Automotive PLC	175,650

2,000	Lear Corporation	165,820

1,900	Visteon Corporation, (2)	149,416
	Total Auto Components	490,886

	Automobiles – 1.4%

12,800	Ford Motor Company	218,624

	Beverages – 2.2%

2,500	Dr. Pepper Snapple Group	120,650

2,800	PepsiCo, Inc.	236,488
	Total Beverages	357,138

	Biotechnology – 4.6%

1,600	Amgen Inc.	182,528

1,400	Celgene Corporation, (2)	226,478

6,000	Myriad Genetics Inc., (2)	178,500

1,700	United Therapeutics Corporation, (2)	156,927
	Total Biotechnology	744,433

	Capital Markets – 1.5%

1,500	Ameriprise Financial, Inc.	162,375

1,900	LPL Investments Holdings Inc.	81,453
	Total Capital Markets	243,828

	Chemicals – 1.1%

2,300	LyondellBasell Industries NV	177,514

	Commercial Banks – 0.2%

600	Wells Fargo & Company	26,412

	Commercial Services & Supplies – 1.0%

6,700	Pitney Bowes Inc.	155,239

Nuveen Investments	29

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Fund (continued)

Shares	Description (1)	Value

	Communications Equipment – 3.0%

15,100	Brocade Communications Systems Inc., (2)	$132,729

9,500	Cisco Systems, Inc.	201,875

2,200	Harris Corporation	141,922
	Total Communications Equipment	476,526

	Computers & Peripherals – 5.9%

500	Apple, Inc.	278,035

7,900	Hewlett-Packard Company	216,065

3,400	Lexmark International, Inc., Class A	120,258

4,200	NetApp, Inc.	173,250

2,200	Western Digital Corporation	165,088
	Total Computers & Peripherals	952,696

	Construction & Engineering – 2.4%

5,500	AECOM Technology Corporation, (2)	159,830

2,200	Fluor Corporation	171,182

900	URS Corporation	46,773
	Total Construction & Engineering	377,785

	Consumer Finance – 2.3%

2,700	Capital One Financial Corporation	193,401

3,300	Discover Financial Services	175,890
	Total Consumer Finance	369,291

	Containers & Packaging – 1.7%

2,600	Avery Dennison Corporation	127,140

3,200	Silgan Holdings, Inc.	149,600
	Total Containers & Packaging	276,740

	Diversified Consumer Services – 0.7%

4,000	H & R Block Inc.	111,560

	Diversified Financial Services – 0.3%

200	Berkshire Hathaway Inc., Class B, (2)	23,306

500	JPMorgan Chase & Co.	28,610
	Total Diversified Financial Services	51,916

	Diversified Telecommunication Services – 3.6%

300	AT&T Inc.	10,563

4,700	CenturyLink Inc.	144,290

27,600	Frontier Communications Corporation	129,168

2,700	Verizon Communications Inc.	133,974

20,300	Windstream Holdings Inc.	163,821
	Total Diversified Telecommunication Services	581,816

	Electrical Equipment – 1.0%

4,900	Babcock & Wilcox Company	159,103

	Electronic Equipment & Instruments – 0.8%

2,600	Tech Data Corporation, (2)	134,784

	Food & Staples Retailing – 1.1%

4,200	Kroger Co.	175,350

30	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 3.5%

1,500	Becton, Dickinson and Company	$162,885

2,600	Hill Rom Holdings Inc.	107,666

2,100	Medtronic, Inc.	120,372

3,000	Saint Jude Medical Inc.	175,260
	Total Health Care Equipment & Supplies	566,183

	Health Care Providers & Services – 5.9%

2,500	Cardinal Health, Inc.	161,500

2,000	CIGNA Corporation	174,900

1,200	McKesson HBOC Inc.	199,068

3,000	UnitedHealth Group Incorporated	223,440

2,000	Wellpoint Inc.	185,760
	Total Health Care Providers & Services	944,668

	Hotels, Restaurants & Leisure – 4.0%

2,300	Bally Technologies, Inc., (2)	171,511

3,400	Brinker International Inc.	159,902

200	Dominos Pizza Inc.	13,826

2,000	International Game Technology	34,980

1,400	Las Vegas Sands	100,352

1,000	Wynn Resorts Ltd	165,870
	Total Hotels, Restaurants & Leisure	646,441

	Household Durables – 1.9%

1,600	Tupperware Corporation	146,144

1,000	Whirlpool Corporation	152,760
	Total Household Durables	298,904

	Household Products – 1.2%

1,400	Energizer Holdings Inc.	154,490

500	Procter & Gamble Company	42,110
	Total Household Products	196,600

	Industrial Conglomerates – 0.5%

3,000	General Electric Company	79,980

	Insurance – 3.6%

2,300	American Financial Group Inc.	132,618

3,000	Aspen Insurance Holdings Limited	121,260

1,000	Assurant Inc.	64,940

1,200	PartnerRe Limited	123,480

100	Reinsurance Group of America Inc.	7,498

1,300	RenaissanceRe Holdings, Limited	123,110
	Total Insurance	572,906

	Internet Software & Services – 1.0%

100	Google Inc., Class A, (2)	105,959

800	VeriSign, Inc., (2)	45,488
	Total Internet Software & Services	151,447

	IT Services – 0.7%

5,600	Booz Allen Hamilton Holding	97,944

500	Broadridge Financial Solutions, Inc.	19,075
	Total IT Services	117,019

Nuveen Investments	31

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Fund (continued)

Shares	Description (1)	Value

	Machinery – 4.5%

2,800	AGCO Corporation	$163,184

400	Cummins Inc.	52,944

2,200	Deere & Company	185,328

1,900	Dover Corporation	172,406

400	Kennametal Inc.	18,992

2,700	Oshkosh Truck Corporation	131,625
	Total Machinery	724,479

	Media – 6.3%

2,900	DirecTV, (2)	191,719

4,600	Gannett Company Inc.	124,476

200	Graham Holdings Company	134,700

1,700	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	48,076

1,400	Scripps Networks Interactive, Class A Shares	104,426

1,500	Time Warner Cable, Class A	207,330

2,400	Viacom Inc., Class B	192,408
	Total Media	1,003,135

	Multiline Retail – 1.7%

2,700	Macy’s, Inc.	143,802

2,000	Target Corporation	127,860
	Total Multiline Retail	271,662

	Office Electronics – 1.1%

15,700	Xerox Corporation	178,666

	Oil, Gas & Consumable Fuels – 2.6%

6,600	Chesapeake Energy Corporation	177,342

400	Chevron Corporation	48,976

2,100	Exxon Mobil Corporation	196,308
	Total Oil, Gas & Consumable Fuels	422,626

	Paper & Forest Products – 0.9%

1,600	Domtar Corporation	136,816

	Personal Products – 1.1%

2,500	Herbalife, Limited	174,200

	Pharmaceuticals – 2.0%

4,600	AbbVie Inc.	222,870

800	Johnson & Johnson	75,728

800	Pfizer Inc.	25,384
	Total Pharmaceuticals	323,982

	Road & Rail – 1.1%

1,100	Union Pacific Corporation	178,244

	Semiconductors & Equipment – 1.7%

9,400	Marvell Technology Group Ltd.	133,762

8,500	NVIDIA Corporation	132,600
	Total Semiconductors & Equipment	266,362

32	Nuveen Investments

Shares	Description (1)	Value

	Software – 4.4%

11,500	Microsoft Corporation	$438,495

7,600	Oracle Corporation	268,204
	Total Software	706,699

	Specialty Retail – 4.0%

4,300	Best Buy Co., Inc.	174,365

2,400	GameStop Corporation	115,800

3,900	Gap, Inc.	159,783

2,600	Lowe’s Companies, Inc.	123,448

4,100	Staples, Inc.	63,673
	Total Specialty Retail	637,069

	Trading Companies & Distributors – 0.9%

4,800	MRC Global Inc., (2)	146,832
	Total Long-Term Investments (cost $14,610,757)	16,025,661
	Other Assets Less Liabilities – 0.0%	5,031
	Net Assets – 100%	$16,030,692

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$16,025,661	$—	$—	$16,025,661

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $14,611,681.

Nuveen Investments	33

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Fund (continued)

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$1,488,878
Depreciation	(74,898)
Net unrealized appreciation (depreciation) of investments	$1,413,980

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

34	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Plus Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 128.3%

	COMMON STOCKS – 128.3%

	Aerospace & Defense – 8.1%

3,800	Boeing Company	$510,150

18,800	Exelis Inc.	332,196

4,200	Huntington Ingalls Industries Inc.	345,366

2,000	L-3 Communications Holdings, Inc.	206,920

3,100	Northrop Grumman Corporation	349,308

4,300	Raytheon Company	381,324
	Total Aerospace & Defense	2,125,264

	Airlines – 2.5%

11,300	Delta Air Lines, Inc.	327,474

18,200	Southwest Airlines Co.	338,338
	Total Airlines	665,812

	Auto Components – 4.0%

6,300	Delphi Automotive PLC	368,865

4,200	Lear Corporation	348,222

4,100	Visteon Corporation, (2)	322,424
	Total Auto Components	1,039,511

	Automobiles – 1.7%

26,700	Ford Motor Company	456,036

	Beverages – 2.7%

3,800	Dr. Pepper Snapple Group	183,388

6,200	PepsiCo, Inc.	523,652
	Total Beverages	707,040

	Biotechnology – 3.5%

2,100	Amgen Inc.	239,568

11,700	Myriad Genetics Inc., (2)	348,075

3,500	United Therapeutics Corporation, (2)	323,085
	Total Biotechnology	910,728

	Capital Markets – 2.9%

1,700	Ameriprise Financial, Inc.	184,025

5,400	LPL Investments Holdings Inc.	231,498

5,300	Waddell & Reed Financial, Inc., Class A	337,769
	Total Capital Markets	753,292

	Chemicals – 1.4%

4,700	LyondellBasell Industries NV	362,746

	Commercial Banks – 0.2%

1,200	Wells Fargo & Company	52,824

	Commercial Services & Supplies – 1.2%

16,500	R.R. Donnelley & Sons Company	305,250

Nuveen Investments	35

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Plus Fund (continued)

Shares	Description (1)	Value

	Communications Equipment – 3.3%

29,000	Brocade Communications Systems Inc., (2)	$254,910

18,100	Cisco Systems, Inc.	384,625

3,300	Harris Corporation	212,883
	Total Communications Equipment	852,418

	Computers & Peripherals – 7.8%

1,100	Apple, Inc.	611,677

16,600	Hewlett-Packard Company	454,010

7,900	Lexmark International, Inc., Class A	279,423

8,800	NetApp, Inc.	363,000

4,500	Western Digital Corporation	337,680
	Total Computers & Peripherals	2,045,790

	Construction & Engineering – 2.6%

11,400	AECOM Technology Corporation, (2)	331,284

4,500	Fluor Corporation	350,145
	Total Construction & Engineering	681,429

	Consumer Finance – 3.0%

5,700	Capital One Financial Corporation	408,291

7,100	Discover Financial Services	378,430
	Total Consumer Finance	786,721

	Containers & Packaging – 3.1%

3,900	Avery Dennison Corporation	190,710

5,000	Packaging Corp. of America	306,300

100	Rock-Tenn Company	9,442

6,300	Silgan Holdings, Inc.	294,525
	Total Containers & Packaging	800,977

	Diversified Consumer Services – 0.6%

6,100	H & R Block Inc.	170,129

	Diversified Financial Services – 0.4%

500	Berkshire Hathaway Inc., Class B, (2)	58,265

1,000	JPMorgan Chase & Co.	57,220
	Total Diversified Financial Services	115,485

	Diversified Telecommunication Services – 5.8%

700	AT&T Inc.	24,647

10,900	CenturyLink Inc.	334,630

54,400	Frontier Communications Corporation	254,592

11,200	Verizon Communications Inc.	555,744

42,800	Windstream Holdings Inc.	345,396
	Total Diversified Telecommunication Services	1,515,009

	Electrical Equipment – 1.3%

10,100	Babcock & Wilcox Company	327,947

	Electronic Equipment & Instruments – 2.6%

1,900	Arrow Electronics, Inc., (2)	97,546

6,400	Avnet Inc.	255,360

6,100	Tech Data Corporation, (2)	316,224
	Total Electronic Equipment & Instruments	669,130

36	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 1.4%

9,000	Kroger Co.	$375,750

	Health Care Equipment & Supplies – 4.1%

3,200	Becton, Dickinson and Company	347,488

6,000	Medtronic, Inc.	343,920

6,300	Saint Jude Medical Inc.	368,046
	Total Health Care Equipment & Supplies	1,059,454

	Health Care Providers & Services – 7.1%

3,800	Cardinal Health, Inc.	245,480

4,200	CIGNA Corporation	367,290

2,400	McKesson HBOC Inc.	398,136

6,300	UnitedHealth Group Incorporated	469,224

4,100	Wellpoint Inc.	380,808
	Total Health Care Providers & Services	1,860,938

	Hotels, Restaurants & Leisure – 6.6%

4,800	Bally Technologies, Inc., (2)	357,936

7,600	Brinker International Inc.	357,428

5,100	Dominos Pizza Inc.	352,563

1,900	Hyatt Hotels Corporation, Class A, (2)	91,903

31,800	The Wendy’s Company	273,798

1,700	Wynn Resorts Ltd	281,979
	Total Hotels, Restaurants & Leisure	1,715,607

	Household Durables – 1.0%

600	Tupperware Corporation	54,804

1,400	Whirlpool Corporation	213,864
	Total Household Durables	268,668

	Household Products – 1.5%

2,900	Energizer Holdings Inc.	320,015

1,000	Procter & Gamble Company	84,220
	Total Household Products	404,235

	Industrial Conglomerates – 0.7%

6,700	General Electric Company	178,622

	Insurance – 4.1%

3,500	American Financial Group Inc.	201,810

4,600	Aspen Insurance Holdings Limited	185,932

1,900	PartnerRe Limited	195,510

2,000	RenaissanceRe Holdings, Limited	189,400

8,600	Unum Group	288,702
	Total Insurance	1,061,354

	Internet Software & Services – 2.2%

200	Google Inc., Class A, (2)	211,918

6,200	VeriSign, Inc., (2)	352,532
	Total Internet Software & Services	564,450

	Machinery – 6.3%

5,900	AGCO Corporation	343,852

Nuveen Investments	37

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Plus Fund (continued)

Shares	Description (1)	Value

	Machinery (continued)

4,500	Deere & Company	$379,080

4,000	Dover Corporation	362,960

7,100	Kennametal Inc.	337,108

4,400	Oshkosh Truck Corporation	214,500
	Total Machinery	1,637,500

	Media – 8.0%

6,100	DirecTV, (2)	403,271

10,400	Gannett Company Inc.	281,424

400	Graham Holdings Company	269,400

9,200	Regal Entertainment Group, Class A	179,216

1,400	Scripps Networks Interactive, Class A Shares	104,426

3,200	Time Warner Cable, Class A	442,304

5,100	Viacom Inc., Class B	408,867
	Total Media	2,088,908

	Multiline Retail – 2.2%

4,100	Macy’s, Inc.	218,366

5,700	Target Corporation	364,401
	Total Multiline Retail	582,767

	Office Electronics – 1.4%

31,400	Xerox Corporation	357,332

	Oil, Gas & Consumable Fuels – 4.6%

3,100	Apache Corporation	283,619

14,300	Chesapeake Energy Corporation	384,241

800	Chevron Corporation	97,952

4,600	Exxon Mobil Corporation	430,008
	Total Oil, Gas & Consumable Fuels	1,195,820

	Paper & Forest Products – 1.0%

3,100	Domtar Corporation	265,081

	Personal Products – 1.3%

5,000	Herbalife, Limited	348,400

	Pharmaceuticals – 2.6%

9,600	AbbVie Inc.	465,120

1,600	Johnson & Johnson	151,456

1,800	Pfizer Inc.	57,114
	Total Pharmaceuticals	673,690

	Road & Rail – 0.5%

800	Union Pacific Corporation	129,632

	Software – 5.9%

2,000	CA Inc.	66,000

24,000	Microsoft Corporation	915,120

15,900	Oracle Corporation	561,111
	Total Software	1,542,231

	Specialty Retail – 5.9%

8,800	Best Buy Co., Inc.	356,840

38	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail (continued)

3,700	GameStop Corporation			$178,525

8,000	Gap, Inc.			327,760

4,600	L Brands Inc.			298,954

7,800	Lowe’s Companies, Inc.			370,344
	Total Specialty Retail			1,532,423

	Trading Companies & Distributors – 1.2%

10,500	MRC Global Inc., (2)			321,195
	Total Long-Term Investments (cost $30,728,485)			33,507,595

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.8%

	REPURCHASE AGREEMENTS – 0.8%

$215	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/13, repurchase price $214,678, collateralized by $230,000 U.S. Treasury Notes, 1.125%, due 12/31/19, value $221,950	0.000%	12/02/13	$214,678
	Total Short-Term Investments (cost $214,678)			214,678
	Total Investments (cost $30,943,163) – 129.1%			33,722,273

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (29.5)% (3)

	Aerospace & Defense – (0.6)%

(300)	Precision Castparts Corporation			$(77,535)

(2,200)	Textron Inc.			(73,106)
	Total Aerospace & Defense			(150,641)

	Automobiles – (0.3)%

(600)	Tesla Motors Inc., (2)			(76,368)

	Biotechnology – (1.3)%

(600)	Alexion Pharmaceuticals Inc., (2)			(74,700)

(800)	Medivation, Inc., (2)			(50,408)

(300)	Regeneron Pharmaceuticals, Inc., (2)			(88,158)

(1,000)	Theravance Inc., (2)			(37,760)

(1,100)	Vertex Pharmaceuticals Inc., (2)			(76,362)
	Total Biotechnology			(327,388)

	Capital Markets – (0.4)%

(500)	Northern Trust Corporation			(29,495)

(1,100)	State Street Corporation			(79,871)
	Total Capital Markets			(109,366)

	Chemicals – (1.3)%

(700)	Air Products & Chemicals Inc.			(76,181)

(1,000)	E.I. Du Pont de Nemours and Company			(61,380)

(600)	FMC Corporation			(43,716)

(1,600)	Mosaic Company			(76,640)

(600)	Praxair, Inc.			(75,756)
	Total Chemicals			(333,673)

Nuveen Investments	39

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Plus Fund (continued)

Shares	Description (1)	Value

	Commercial Banks – (0.5)%

(900)	BOK Financial Corporation	$(56,970)

(7,600)	Valley National Bancorp.	(77,140)
	Total Commercial Banks	(134,110)

	Commercial Services & Supplies – (0.2)%

(1,400)	Rollins Inc.	(39,382)

	Communications Equipment – (0.9)%

(1,200)	Motorola Solutions Inc.	(79,056)

(1,600)	Palo Alto Networks, Incorporated, (2)	(79,920)

(3,700)	Riverbed Technology, Inc., (2)	(64,010)
	Total Communications Equipment	(222,986)

	Computers & Peripherals – (0.3)%

(1,200)	NCR Corporation, (2)	(41,940)

(400)	Stratasys, Inc., (2)	(47,108)
	Total Computers & Peripherals	(89,048)

	Construction & Engineering – (0.2)%

(600)	Chicago Bridge & Iron Company N.V.	(46,008)

	Construction Materials – (0.3)%

(1,000)	Eagle Materials Inc.	(78,000)

	Diversified Financial Services – (0.3)%

(700)	CME Group, Inc.	(57,365)

(136)	IntercontinentalExchange Group Inc.	(29,007)
	Total Diversified Financial Services	(86,372)

	Electric Utilities – (1.9)%

(300)	American Electric Power Company, Inc.	(14,118)

(1,100)	Duke Energy Corporation	(76,956)

(2,200)	FirstEnergy Corp.	(71,786)

(900)	NextEra Energy Inc.	(76,131)

(1,600)	OGE Energy Corp.	(55,072)

(4,100)	Pepco Holdings, Inc.	(78,228)

(1,600)	PPL Corporation	(49,136)

(1,900)	Southern Company	(77,197)
	Total Electric Utilities	(498,624)

	Electronic Equipment & Instruments – (0.6)%

(600)	IPG Photonics Corporation, (2)	(43,512)

(1,400)	National Instruments Corporation	(43,764)

(2,500)	Trimble Navigation Limited, (2)	(79,750)
	Total Electronic Equipment & Instruments	(167,026)

	Energy Equipment & Services – (0.8)%

(600)	Dresser Rand Group, Inc., (2)	(33,864)

(300)	Halliburton Company	(15,804)

(9,700)	McDermott International Inc., (2)	(79,055)

(100)	Seadrill Limited	(4,271)

(1,300)	Tidewater Inc.	(74,152)
	Total Energy Equipment & Services	(207,146)

40	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – (0.3)%

(2,200)	Sysco Corporation	$(73,986)

	Food Products – (0.8)%

(1,100)	Kellogg Company	(66,704)

(1,400)	Kraft Foods Inc.	(74,368)

(2,400)	Mondelez International Inc.	(80,472)
	Total Food Products	(221,544)

	Health Care Equipment & Supplies – (0.5)%

(800)	Baxter International, Inc.	(54,760)

(3,300)	Hologic Inc., (2)	(73,887)
	Total Health Care Equipment & Supplies	(128,647)

	Health Care Providers & Services – (0.4)%

(900)	Catamaran Corporation, (2)	(41,067)

(1,700)	Tenet Healthcare Corporation, (2)	(73,355)
	Total Health Care Providers & Services	(114,422)

	Health Care Technology – (0.5)%

(3,800)	Allscripts Healthcare Solutions Inc., (2)	(56,772)

(1,400)	Cerner Corporation, (2)	(80,458)
	Total Health Care Technology	(137,230)

	Hotels, Restaurants & Leisure – (0.6)%

(2,200)	Carnival Corporation	(79,442)

(800)	McDonald’s Corporation	(77,896)
	Total Hotels, Restaurants & Leisure	(157,338)

	Household Durables – (1.2)%

(3,700)	D.R. Horton, Inc.	(73,556)

(2,200)	Lennar Corporation, Class A	(78,672)

(3,600)	Taylor Morrison, (2)	(78,660)

(2,400)	Toll Brothers Inc., (2)	(81,840)
	Total Household Durables	(312,728)

	Household Products – (0.3)%

(900)	Procter & Gamble Company	(75,798)

	Industrial Conglomerates – (0.3)%

(2,900)	General Electric Company	(77,314)

	Independent Power Producers & Energy Traders – (0.1)%

(1,800)	Calpine Corporation, (2)	(34,038)

	Insurance – (0.8)%

(1,300)	Loews Corporation	(61,555)

(1,600)	Marsh & McLennan Companies, Inc.	(75,920)

(2,600)	Progressive Corporation	(72,618)
	Total Insurance	(210,093)

	Internet & Catalog Retail – (0.4)%

(200)	Amazon.com, Inc., (2)	(78,724)

(100)	NetFlix.com Inc., (2)	(36,580)
	Total Internet & Catalog Retail	(115,304)

Nuveen Investments	41

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Plus Fund (continued)

Shares	Description (1)	Value

	Internet Software & Services – (0.6)%

(1,600)	eBay Inc., (2)	$(80,832)

(2,300)	Yahoo! Inc., (2)	(85,054)
	Total Internet Software & Services	(165,886)

	IT Services – (0.6)%

(800)	Cognizant Technology Solutions Corporation, Class A, (2)	(75,112)

(400)	International Business Machines Corporation (IBM)	(71,872)
	Total IT Services	(146,984)

	Machinery – (0.6)%

(800)	Navistar International Corporation, (2)	(32,152)

(1,000)	Pentair Limited	(70,720)

(1,900)	Xylem Inc.	(65,664)
	Total Machinery	(168,536)

	Media – (0.3)%

(1,900)	Thomson Corporation	(71,022)

	Metals & Mining – (1.1)%

(2,000)	Freeport-McMoRan Copper & Gold, Inc.	(69,380)

(1,500)	Nucor Corporation	(76,590)

(3,000)	Southern Copper Corporation	(75,300)

(4,200)	Tahoe Resources Inc., (2)	(74,676)
	Total Metals & Mining	(295,946)

	Multiline Retail – (0.6)%

(8,400)	J.C. Penney Company, Inc., (2)	(85,596)

(1,000)	Sears Holding Corporation, (2)	(63,530)
	Total Multiline Retail	(149,126)

	Multi-Utilities – (0.9)%

(1,400)	Consolidated Edison, Inc.	(77,294)

(1,200)	Dominion Resources, Inc.	(77,892)

(900)	Sempra Energy	(79,596)
	Total Multi-Utilities	(234,782)

	Oil, Gas & Consumable Fuels – (3.2)%

(2,300)	Cabot Oil & Gas Corporation	(79,235)

(1,900)	Cheniere Energy Inc., (2)	(75,221)

(3,500)	Cobalt International Energy, Inc., (2)	(77,805)

(2,200)	CONSOL Energy Inc.	(78,276)

(1,700)	Laredo Petroleum Holdings Inc., (2)	(45,883)

(1,000)	Noble Energy, Inc.	(70,240)

(100)	Pioneer Natural Resources Company	(17,775)

(1,000)	Range Resources Corporation	(77,650)

(2,000)	Southwestern Energy Company, (2)	(77,320)

(2,300)	Spectra Energy Corporation	(77,165)

(1,600)	Teekay Shipping Corporation	(70,800)

(2,300)	Williams Companies, Inc.	(81,006)
	Total Oil, Gas & Consumable Fuels	(828,376)

	Pharmaceuticals – (0.3)%

(2,000)	Hospira Inc., (2)	(78,620)

42	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – (0.3)%

(1,800)	Nielsen Holdings BV	$(77,688)

	Real Estate Management & Development – (0.1)%

(2,200)	St Joe Company, (2)	(39,028)

	Road & Rail – (0.2)%

(500)	Genesee & Wyoming Inc., (2)	(48,100)

	Semiconductors & Equipment – (1.4)%

(4,500)	Applied Materials, Inc.	(77,850)

(5,000)	Atmel Corporation, (2)	(38,250)

(1,700)	Avago Technologies Limited	(76,041)

(1,900)	Linear Technology Corporation	(80,845)

(3,300)	Micron Technology, Inc., (2)	(69,630)

(2,100)	Teradyne Inc., (2)	(35,763)
	Total Semiconductors & Equipment	(378,379)

	Software – (0.7)%

(2,100)	Nuance Communications, Inc., (2)	(28,392)

(1,500)	Salesforce.com, Inc., (2)	(78,135)

(900)	Workday Inc., Class A, (2)	(74,115)
	Total Software	(180,642)

	Specialty Retail – (0.3)%

(400)	CarMax, Inc., (2)	(20,140)

(400)	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	(50,776)
	Total Specialty Retail	(70,916)

	Textiles, Apparel & Luxury Goods – (0.8)%

(600)	PVH Corporation	(80,352)

(500)	Ralph Lauren Corporation	(87,615)

(600)	Under Armour, Inc., (2)	(48,420)
	Total Textiles, Apparel & Luxury Goods	(216,387)

	Thrifts & Mortgage Finance – (0.3)%

(5,600)	TFS Financial Corporation, (2)	(65,632)

	Trading Companies & Distributors – (0.4)%

(1,600)	Fastenal Company	(74,448)

(1,000)	HD Supply Holdings Inc., (2)	(21,070)
	Total Trading Companies & Distributors	(95,518)

	Water Utilities – (0.4)%

(400)	American Water Works Company	(16,940)

(3,200)	Aqua America Inc.	(77,024)
	Total Water Utilities	(93,964)

	Wireless Telecommunication Services – (0.3)%

(1,000)	Crown Castle International Corporation, (2)	(74,230)
	Total Common Stocks Sold Short (proceeds $7,413,250)	(7,704,342)
	Other Assets Less Liabilities – 0.4%	96,728
	Net Assets – 100%	$26,114,659

Nuveen Investments	43

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Core Plus Fund (continued)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$33,507,595	$—	$—	$33,507,595
Short-Term Investments:
Repurchase Agreements	—	214,678	—	214,678
Common Stocks Sold Short	(7,704,342)	—	—	(7,704,342)
Total	$25,803,253	$214,678	$—	$26,017,931

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments (excluding common stocks sold short) was $30,955,514.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$2,917,304
Depreciation	(150,545)
Net unrealized appreciation (depreciation) of investments	$2,766,759

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, cash and long-term investments with a value of $11,001,994 have been pledged as collateral for Common Stocks Sold Short.

44	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Growth Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 3.1%

3,400	Boeing Company	$456,450

2,800	Huntington Ingalls Industries Inc.	230,244
	Total Aerospace & Defense	686,694

	Airlines – 2.2%

8,400	Delta Air Lines, Inc.	243,432

12,500	Southwest Airlines Co.	232,375
	Total Airlines	475,807

	Auto Components – 3.2%

1,800	BorgWarner Inc.	192,906

4,500	Delphi Automotive PLC	263,475

400	Lear Corporation	33,164

2,800	Visteon Corporation, (2)	220,192
	Total Auto Components	709,737

	Automobiles – 2.3%

15,900	Ford Motor Company	271,572

3,300	Harley-Davidson, Inc.	221,166
	Total Automobiles	492,738

	Beverages – 1.7%

2,600	Dr. Pepper Snapple Group	125,476

3,000	PepsiCo, Inc.	253,380
	Total Beverages	378,856

	Biotechnology – 5.1%

2,600	Amgen Inc.	296,608

2,300	Celgene Corporation, (2)	372,071

7,700	Myriad Genetics Inc., (2)	229,075

2,300	United Therapeutics Corporation, (2)	212,313
	Total Biotechnology	1,110,067

	Capital Markets – 2.1%

100	Ameriprise Financial, Inc.	10,825

5,100	LPL Investments Holdings Inc.	218,637

3,600	Waddell & Reed Financial, Inc., Class A	229,428
	Total Capital Markets	458,890

	Chemicals – 2.4%

6,000	Dow Chemical Company	234,360

3,700	LyondellBasell Industries NV	285,566
	Total Chemicals	519,926

	Commercial Services & Supplies – 1.9%

7,600	Pitney Bowes Inc.	176,092

13,100	R.R. Donnelley & Sons Company	242,350
	Total Commercial Services & Supplies	418,442

Nuveen Investments	45

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Growth Fund (continued)

Shares	Description (1)	Value

	Communications Equipment – 1.0%

3,500	Harris Corporation	$225,785

	Computers & Peripherals – 4.2%

1,200	Apple, Inc.	667,284

6,100	NetApp, Inc.	251,625
	Total Computers & Peripherals	918,909

	Construction & Engineering – 1.0%

7,500	AECOM Technology Corporation, (2)	217,950

	Consumer Finance – 1.1%

2,900	American Express Company	248,820

	Containers & Packaging – 3.9%

4,300	Avery Dennison Corporation	210,270

900	Greif Inc.	49,455

2,300	Packaging Corp. of America	140,898

2,400	Rock-Tenn Company	226,608

4,800	Silgan Holdings, Inc.	224,400
	Total Containers & Packaging	851,631

	Diversified Consumer Services – 0.5%

4,200	H & R Block Inc.	117,138

	Diversified Financial Services – 1.2%

200	CBOE Holdings Inc.	10,456

3,300	Moody’s Corporation	246,279
	Total Diversified Financial Services	256,735

	Diversified Telecommunication Services – 4.1%

5,600	Intelsat SA, (2)	121,128

11,000	Verizon Communications Inc.	545,820

28,200	Windstream Holdings Inc.	227,574
	Total Diversified Telecommunication Services	894,522

	Electrical Equipment – 1.0%

6,800	Babcock & Wilcox Company	220,796

	Food & Staples Retailing – 1.2%

6,400	Kroger Co.	267,200

	Food Products – 1.4%

3,400	Green Mountain Coffee Inc., (2)	229,092

800	Hershey Foods Corporation	77,512
	Total Food Products	306,604

	Health Care Equipment & Supplies – 3.5%

2,300	Becton, Dickinson and Company	249,757

4,300	ResMed Inc.	209,883

3,900	Saint Jude Medical Inc.	227,838

1,100	Varian Medical Systems, Inc., (2)	85,855
	Total Health Care Equipment & Supplies	773,333

	Health Care Providers & Services – 2.5%

3,600	AmerisourceBergen Corporation	253,908

1,800	McKesson HBOC Inc.	298,602
	Total Health Care Providers & Services	552,510

46	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 5.8%

3,100	Bally Technologies, Inc., (2)	$231,167

3,600	Brinker International Inc.	169,308

3,300	Dominos Pizza Inc.	228,129

10,300	International Game Technology	180,147

100	Las Vegas Sands	7,168

3,400	Wyndham Worldwide Corporation	243,814

1,300	Wynn Resorts Ltd	215,631
	Total Hotels, Restaurants & Leisure	1,275,364

	Household Durables – 1.9%

2,100	Tupperware Corporation	191,814

1,400	Whirlpool Corporation	213,864
	Total Household Durables	405,678

	Insurance – 0.6%

2,300	American Financial Group Inc.	132,618

	Internet Software & Services – 2.1%

200	Google Inc., Class A, (2)	211,918

4,200	VeriSign, Inc., (2)	238,812
	Total Internet Software & Services	450,730

	IT Services – 3.0%

6,100	Booz Allen Hamilton Holding	106,689

2,200	Broadridge Financial Solutions, Inc.	83,930

3,800	Gartner Inc., (2)	245,670

13,400	Western Union Company	223,378
	Total IT Services	659,667

	Machinery – 4.9%

500	Caterpillar Inc.	42,300

1,900	Cummins Inc.	251,484

3,500	Deere & Company	294,840

2,700	Dover Corporation	244,998

11,300	Manitowoc Company Inc.	232,667
	Total Machinery	1,066,289

	Media – 8.3%

1,300	Comcast Corporation, Class A	64,831

4,600	DirecTV, (2)	304,106

13,000	Interpublic Group Companies, Inc.	226,200

1,500	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	42,420

3,500	Lions Gate Entertainment Corporation	110,740

11,300	Regal Entertainment Group, Class A	220,124

2,800	Scripps Networks Interactive, Class A Shares	208,852

2,300	Time Warner Cable, Class A	317,906

3,900	Viacom Inc., Class B	312,663
	Total Media	1,807,842

	Multiline Retail – 3.3%

5,700	Big Lots, Inc., (2)	218,481

4,900	Macy’s, Inc.	260,974

Nuveen Investments	47

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Large Cap Growth Fund (continued)

Shares	Description (1)	Value

	Multiline Retail (continued)

3,900	Target Corporation	$249,327
	Total Multiline Retail	728,782

	Paper & Forest Products – 1.1%

5,100	International Paper Company	237,915

	Personal Products – 1.1%

3,500	Herbalife, Limited	243,880

	Pharmaceuticals – 2.1%

8,100	AbbVie Inc.	392,445

500	Jazz Pharmaceuticals, Inc., (2)	58,460
	Total Pharmaceuticals	450,905

	Road & Rail – 1.8%

2,400	Union Pacific Corporation	388,896

	Semiconductors & Equipment – 0.3%

2,400	Intel Corporation	57,216

	Software – 6.7%

25,100	Microsoft Corporation	957,063

14,500	Oracle Corporation	511,705
	Total Software	1,468,768

	Specialty Retail – 4.7%

5,700	Best Buy Co., Inc.	231,135

5,700	Gap, Inc.	233,529

900	Home Depot, Inc.	72,603

2,900	L Brands Inc.	188,471

6,500	Lowe’s Companies, Inc.	308,620
	Total Specialty Retail	1,034,358

	Tobacco – 0.6%

1,400	Philip Morris International	119,756

	Trading Companies & Distributors – 1.0%

6,800	MRC Global Inc., (2)	208,012
	Total Long-Term Investments (cost $20,186,622)	21,839,766
	Other Assets Less Liabilities – 0.1%	31,854
	Net Assets – 100%	$21,871,620

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

48	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$21,839,766	$—	$—	$21,839,766

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $20,190,441.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$1,771,708
Depreciation	(122,383)
Net unrealized appreciation (depreciation) of investments	$1,649,325

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	49

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2014